Short-term Borrowings	12 Months Ended
Dec. 31, 2020
Short-term Borrowings
Short-term Borrowings
11.	Short-term Borrowings

Short-term borrowings represented RMB denominated borrowings obtained from financial institutions with repayment terms of less than three months. These borrowings outstanding as of December 31, 2019 and December 31, 2020 bore weighted average interest rates of 10.00% per annum and 3.50% per annum and were secured by other receivables of nil and nil, respectively.